American Beacon International Equity Fund

Supplement dated May 10, 2019
to the
Prospectus and Summary Prospectus dated February 28, 2019

Effective April 30, 2019, Foster Corwith of Causeway Capital Management LLC retired from his position as a portfolio manager for the American Beacon International Equity Fund. Accordingly, effective as of April 30, 2019, all references to Mr. Corwith in the Prospectus and Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon International Equity Fund

Supplement dated May 10, 2019
to the
Statement of Additional Information dated February 28, 2019

Effective April 30, 2019, Foster Corwith of Causeway Capital Management LLC retired from his position as a portfolio manager for the American Beacon International Equity Fund. Accordingly, effective as of April 30, 2019, all references to Mr. Corwith in the Statement of Additional Information are deleted.

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE